Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Balances at the beginning of the year	$ 1,465,437	$ 1,439,603
Loans obtained	87,846	371,951
Loans repaid	(200,475)	(328,775)
Interest paid	(83,791)	(111,387)	$ (86,108)
Accrued interest for the year	90,928	115,093
Offsetting of financial assets (Note 17)	(15,224)
Debt renegotiation expenses capitalization	(110)	(2,011)	(20,439)
Translation differences and inflation adjustment	(11,374)	(19,037)
Balances at the end of the year	$ 1,333,237	$ 1,465,437	$ 1,439,603